Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented data centers or cabinets	126,842	163,443	23,541
Staff field advances	20,819	22,429	3,230
Interest receivables	4,936	13,576	1,955
Receivables for the disposal of certain construction-in-progress	20,290	20,290	2,922
Tax recoverables	159,413	309,426	44,567
Deposits	18,191	19,596	2,822
Loan to third parties	119,244	62,433	8,992
Other receivables	172,818	165,938	23,901

	642,553	777,131	111,930

Prepaid expenses for bandwidth, rented data centers and cabinets represent the unamortized portion of prepayments made to the Group’s telecommunication operators and certain technology companies, which provide the Group with access to bandwidth, data centers or cabinets.